Annual Total Returns[BarChart] - Thrivent Small Cap Stock Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.31%)	9.42%	35.90%	4.76%	(3.13%)	25.94%	21.23%	(10.13%)	27.77%	22.69%